Preferred Stock	12 Months Ended
Jul. 31, 2022
DIGERATI TECHNOLOGIES, INC [Member]
Preferred Stock [Line Items]
PREFERRED STOCK

NOTE 16 -PREFERRED STOCK

SERIES A CONVERTIBLE PREFERRED STOCK

In March 2019, the Company’s Board of Directors designated and authorized the issuance up to 1,500,000 shares of the Series A Convertible Preferred Stock. Each share of Series A Convertible Preferred Stock has a par value of $0.001 per share and a stated value equal to one dollar ($1.00) (the “Stated Value”) and are entitled to a dividend at an annual rate of eight percent (8%) per share. The Company had 225,000 shares of the Convertible Series A Convertible Preferred Stock outstanding as of July 31, 2022. During the year ended in July 31, 2022, the Company declared a dividend of $19,000 and had $55,934 as accumulated dividends as of July 31, 2022.

The “Conversion Price” at which shares of Common Stock shall be issuable upon conversion of any shares of Series A Convertible Preferred Stock shall be $0.30 per share.

On May 24, 2022, the Company filed a Certificate of Correction with the Nevada Secretary of State with regard to the Company’s Series A Convertible Preferred Stock Certificate of Designation originally filed in August 2020.

The Certificate of Correction was filed to correct, among other provisions, certain dates, to correct the Series A Convertible Preferred Stock’s initial conversion price (it is $0.30, and the conversion price is not related to any offering), the date that dividends commenced being paid, to correct the mandatory conversion provisions (with such provision not related to a listing of the Common Stock on a national securities exchange).

During the year ended July 31, 2022, the Company evaluated Series A Convertible Preferred Stock and concluded that none of the mandatory conversion events occurred during the period and determined that the convertible shares were classified as equity instruments.

SERIES B CONVERTIBLE PREFERRED STOCK

In April 2020, the Company’s Board of Directors designated and authorized the issuance up to 1,000,000 shares of the Series B Convertible Preferred Stock. The Series B Convertible Preferred Stock is only issuable to the Company’s debt holders as of March 25, 2020 (“Existing Debt Holders”) who may purchase shares of Series B Convertible Preferred Stock at the Stated Value by converting all or part of the debt owed to them by the Corporation as of March 25, 2020. Each share of Series B Convertible Preferred Stock has a par value of $0.001 per share and a stated value equal to one dollar ($1.00) (the “Stated Value”). In April 2020, the Company issued a total of 407,477 shares of Series B Convertible Preferred Stock for settlement of debt of $370,000 on various promissory notes and $37,477 in accrued interest. In March 2021, the Company issued a total of 17,965 shares of Series B Convertible Preferred Stock for settlement of debt of $16,000 on a promissory note and $1,965 in accrued interest.

The Company had 425,442 shares of Series B Convertible Preferred Stock outstanding as of July 31, 2022, and 2021. No dividends are payable on the Series B Convertible Preferred Stock.

The terms of our Series B Convertible Preferred Stock allow for:

Mandatory Conversion. Upon (i) an up-listing of the Corporation’s Common Stock to Nasdaq or a US national securities exchange, (ii) an underwriting involving the sale of $5,000,000 or more of the Corporation’s Common Stock or Common Stock Equivalents (a “Material Underwriting”), (iii) the Corporation ceases to be a public corporation as the result of a going private transaction, (iv) the Corporation, directly or indirectly, effects any sale, lease, exclusive license, assignment, transfer, conveyance or other disposition of all or substantially all of its assets in one or a series of related transactions (including a transaction involving the Corporation’s spin-off of its operating subsidiary, T3 Communications, Inc.), (v) any, direct or indirect, purchase offer, tender offer or exchange offer (whether by the Corporation or another Person) is completed pursuant to which holders of Common Stock are permitted to sell, tender or exchange their shares for other securities, cash or property and has been accepted by the holders of 50% or more of the outstanding Common Stock, (vi) the Corporation, directly or indirectly, in one or more related transactions, effects any reclassification, reorganization or recapitalization of the Common Stock or any compulsory share exchange pursuant to which the Common Stock is effectively converted into or exchanged for other securities, cash or property, or (vii) the Corporation, directly or indirectly, in one or more related transactions, consummates a stock or share purchase agreement or other business combination (including, without limitation, a reorganization, recapitalization, spin-off or scheme of arrangement) with another Person, other than an officer or director of the Company, whereby such other Person acquires more than 50% of the outstanding shares of Common Stock (not including any shares of Common Stock held by the other Person or other Persons making or party to, or associated or affiliated with the other Persons making or party to, such stock or share purchase agreement or other business combination), all shares of Series B Convertible Preferred Stock shall be automatically converted, without any further action by the holders of such shares and whether or not the certificates representing such shares are surrendered to the Corporation or its transfer agent, into the number of fully paid and nonassessable shares of Common Stock in an amount equal, following conversion, to 18% of the Corporation’s issued and outstanding shares of Common Stock. Each of (i)-(vii) above shall be hereafter referred to as a “Conversion Event” and the date of a Conversion Event shall be hereafter referred to as a “Conversion Date”. Upon any such mandatory conversion and the issuance of Conversion Shares further thereto, the shares of Series B Convertible Preferred Stock shall be deemed cancelled and of no further force or effect. A mandatory conversion is the only means by which Series B Convertible Preferred Stock is convertible as the shares of Series B Convertible Preferred Stock are not convertible at the option of the Holder. For purposes of the foregoing Conversion Events, conversion will be deemed to have taken place immediately prior to the Conversion Event. By way of example, if the Corporation engages in a Material Underwriting, the Series B Convertible Preferred Stock will be treated as having been converted immediately prior to the issuance of the securities in the Material Underwriting.

SERIES C CONVERTIBLE PREFERRED STOCK

In July 2020, the Company’s Board of Directors designated and authorized the issuance up to 1,000,000 shares of the Series C Convertible Preferred Stock. Each share of Series C Convertible Preferred Stock has a par value of $0.001 per share and a stated value equal to ten dollars ($10.00) (the “Stated Value”).

On February 25, 2021, Digerati’s Board of Directors approved the issuance of the following shares of Series C Convertible Preferred Stock to officers:

●	Arthur L. Smith - 28,928 shares of Series C Convertible Preferred Stock

●	Antonio Estrada - 19,399 shares of Series C Convertible Preferred Stock

●	Craig Clement - 7,073 shares of Series C Convertible Preferred Stock

The Series C Convertible Preferred Stock were issued for accrued compensation to the management team of $554,000.

The Company had 55,400 shares of Convertible Series C Convertible Preferred Stock outstanding as of July 31, 2022, and 2021. No dividends are payable on the Convertible Series C Convertible Preferred Stock.

The terms of our Series C Convertible Preferred Stock allow for:

Automatic Conversion. Upon (i) an up-listing of the Corporation’s Common Stock to Nasdaq or a US national securities exchange, (ii) a financing or offering involving the sale of $5,000,000 or more of the Corporation’s Common Stock or Common Stock Equivalents (a “Material Financing”), (iii) the Corporation ceases to be a public corporation as the result of a going private transaction, (iv) the Corporation, directly or indirectly, effects any sale, lease, exclusive license, assignment, transfer, conveyance or other disposition of all or substantially all of its assets in one or a series of related transactions (including a transaction involving the Corporation’s spin-off of its Nevada subsidiary, T3 Communications, Inc.), (v) any, direct or indirect, purchase offer, tender offer or exchange offer (whether by the Corporation or another Person) is completed pursuant to which holders of Common Stock are permitted to sell, tender or exchange their shares for other securities, cash or property and has been accepted by the holders of 50% or more of the outstanding Common Stock, (vi) the Corporation, directly or indirectly, in one or more related transactions, effects any reclassification, reorganization or recapitalization of the Common Stock or any compulsory share exchange pursuant to which the Common Stock is effectively converted into or exchanged for other securities, cash or property, or (vii) the Corporation, directly or indirectly, in one or more related transactions, consummates a stock or share purchase agreement or other business combination (including, without limitation, a reorganization, recapitalization, spin-off or scheme of arrangement) with another Person, other than an officer or director of the Company, whereby such other Person acquires more than 50% of the outstanding shares of Common Stock (not including any shares of Common Stock held by the other Person or other Persons making or party to, or associated or affiliated with the other Persons making or party to, such stock or share purchase agreement or other business combination), all issued shares of Series C Convertible Preferred Stock shall be automatically converted, without any further action by the holders of such shares and whether or not the certificates representing such shares are surrendered to the Corporation or its transfer agent, into the number of fully paid and nonassessable shares of Common Stock in an amount equal, following conversion, to 22% of the Corporation’s issued and outstanding shares of Common Stock. Each of (i)-(vii) above shall be hereafter referred to as a “Conversion Event” and the date of a Conversion Event shall be hereafter referred to as a “Conversion Date”. Upon any such mandatory conversion and the issuance of Conversion Shares further thereto, the shares of Series C Convertible Preferred Stock shall be deemed cancelled and of no further force or effect. A mandatory conversion is the only means by which Series C Convertible Preferred Stock is convertible as the shares of Series C Convertible Preferred Stock are not convertible at the option of the Holder. For purposes of the foregoing Conversion Events, conversion will be deemed to have taken place immediately prior to the Conversion Event. By way of example, if the Corporation engages in a Material Financing, the Series C Convertible Preferred Stock will be treated as having been converted immediately prior to the issuance of the securities in the Material Underwriting.

SERIES F SUPER VOTING PREFERRED STOCK

In July 2020, the Company’s Board of Directors designated and authorized the issuance up to 100 shares of the Series F Super Voting Preferred Stock. Each share of Series F Super Voting Preferred Stock has a par value of $0.001 per share and a stated value equal to one cent ($0.01) (the “Stated Value”).

On November 17, 2020, Digerati’s Board of Directors approved the issuance of the following shares of Series F Super Voting Preferred Stock to officers:

●	Arthur L. Smith - 34 shares of Series F Super Voting Preferred Stock

●	Antonio Estrada - 33 shares of Series F Super Voting Preferred Stock

●	Craig Clement - 33 shares of Series F Super Voting Preferred Stock

The Company had 100 and 100 shares of the Series F Super Voting Preferred Stock outstanding as of July 31, 2022, and 2021. No dividends are payable on the Series F Super Voting Preferred Stock.

The terms of our Series F Super Voting Preferred Stock allow for:

Voting Rights. As long as any shares of Series F Preferred Stock are outstanding, the Corporation shall not, without the affirmative vote of the Holders of a majority of the then outstanding shares of the Series F Preferred Stock, (a) alter or change adversely the powers, preferences or rights given to the Series F Preferred Stock or alter or amend this Certificate of Designation, (b) amend its certificate of incorporation or other charter documents in any manner that adversely affects any rights of the Holders, (c) increase the number of authorized shares of Series F Preferred Stock, (d) sell or otherwise dispose of any assets of the Corporation not in the ordinary course of business, (e) sell or otherwise effect or undergo any change of control of the corporation, (f) effect a reverse split of its Common Stock, or (g) enter into any agreement with respect to any of the foregoing.

Holder of the Series F Preferred Stock shall be entitled to vote on all matters subject to a vote or written consent of the holders of the Corporation’s Common Stock, and on all such matters, the shares of Series F Preferred Stock shall be entitled to that number of votes equal to the number of votes that all issued and outstanding shares of Common Stock and all other securities of the Corporation are entitled to, as of any such date of determination, on a fully diluted basis, plus one million (1,000,000) votes, it being the intention that the Holders of the Series F Preferred Stock shall have effective voting control of the Corporation. The Holders of the Series F Preferred Stock shall vote together with the holders of Common Stock as a single class on all matters requiring approval of the holders of the Corporation’s Common Stock and separately on matters not requiring the approval of holders of the Corporation’s Common Stock.

Conversion. No conversion rights apply to the Series F Preferred Stock.